Condensed Consolidated Statement Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss	$ (4,442,219)	$ (3,446,630)			$ (28,674,556)	$ (5,135,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,061	2,294			113,299	9,334
Amortization of right-of-use Asset	36,445	20,192			81,529	53,194
Gain from debt extinguishment		(763)				(16,391)
Interest on notes payable converted to common stock		231,692
Interest expense due to the issuance of warrants		1,657,805
Non-cash warrant expense	1,186,596
Non-cash interest expense					(1,790,438)	15,667
Share-based compensation	731,035	600,000			2,329,280	1,620,092
Liability to issue shares in APA					1,980,000
Non-cash acquisition costs					3,578,212
Other noncash changes	(362,515)	(14,400)			197,609	360,923
Changes in working capital items:
Accounts receivable	(318,194)	(80,198)			(385,297)	(11,428)
Inventory	(70,391)	(153,836)			(220,310)	(27,224)
Prepaid expenses and other current assets	22,453	2,467			(251,752)	(1,233)
Deposits		190			(31,535)	(20,513)
Accounts payable and accrued expenses	(430,831)	226,187			(64,364)	(127,167)
Royalty payable		6,000			(39,000)	17,938
Accrued Interest payable	26,253	24,140			82,326	604,211
Net cash used in operating activities - continuing operations	(3,581,308)	(924,860)			(21,316,556)	(2,658,328)
Net cash used in operating activities - discontinued operations	(40,082)				(9,794)
Cash Flows From Investing Activities:
Capital Expenditures		(2,419)			(91,066)	(12,552)
Investment in Salt Tequila USA, LLC		(150,000)			(250,000)
Cash used for Copa acquisition					(500,000)
Net cash acquired in merger					72,442
Net cash used in investing activities - continuing operations		(79,977)			(768,624)	(12,552)
Net cash used in investing activities - discontinued operations		72,442			(11,628)
Cash Flows From Financing Activities:
Proceeds from issuance of Common stock	4,530,624	1,500,000			20,182,503	1,575,000
Repayment of cash advance	(107,966)	(120,000)			(46,250)
Cash advance from shareholder	416,201	240,000				153,582
Proceeds from issuance of debt					2,439,472	130,000
Principal repayment of debt	(333,333)	(18,000)				(31,641)
ROU liability, net	(38,731)	(19,788)			(80,741)	(51,462)
Net cash provided by financing activities - continuing operations	4,466,796	1,582,212			22,494,984	1,775,479
Net cash used in investing activities - discontinued operations
Net Change in Cash and Cash Equivalents	845,406	577,375			388,382	(895,401)
Cash and Cash Equivalents, beginning of year	380,000	42,639	$ 42,639	$ 938,040	42,639	938,040
Cash and Cash Equivalents, end of period	1,225,406	620,014			380,000	42,639	$ 938,040
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest						23,851
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Notes payable and accrued interest converted to common stock (12,605,283 shares)		9,248,721			9,248,720
Series A & B preferred stock and declared dividends converted to common stock		14,587,623
Liability issued for investment in SALT Tequila USA, LLC		100,000
Canfield [Member]
Cash Flows From Operating Activities:
Net loss						(477,234)	68,206
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal of fixed assets						(1,037)	(7,246)
Depreciation and amortization						63,758	62,825
Share-based compensation						160,786	0
Changes in working capital items:
Accounts receivable						(8,629)	(149,731)
Inventory						11,136	(16,486)
Increase in accounts payable and accrued liabilities						22,815	104,824
Net cash used in operating activities - continuing operations						(228,405)	62,392
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets						6,446	8,064
Purchase of property and equipment						(54,385)	(75,633)
Net cash used in investing activities - continuing operations						(47,939)	(67,569)
Cash Flows From Financing Activities:
Repayment of cash advance						(78,701)	0
Net borrowings (payments) on line of credit						3,353	3,803
Proceeds from officer						276,550
Payments on long-term debt						(8,523)	(11,567)
Proceeds from sales of common stock						100,000	2,000
Net cash provided by financing activities - continuing operations						292,679	(5,764)
Net Change in Cash and Cash Equivalents						16,335	(10,941)
Cash and Cash Equivalents, beginning of year		23,315	23,315	6,980	23,315	6,980	17,921
Cash and Cash Equivalents, end of period						23,315	6,980
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest						8,376	5,715
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Recognition of right-of use asset and lease liability						43,677
Amortization of right-of-use asset						24,959
Copa Di Vino Corporation [Member]
Cash Flows From Operating Activities:
Net loss			(550,491)	(409,594)		(107,918)	(396,694)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			151,792	153,936		204,338	205,393
Inventory lower of cost or net realizable value adjustment							149,994
Changes in working capital items:
Accounts receivable			210,462	406,475		(90,128)	311,608
Inventory			(64,248)	229,001		241,079	(98,339)
Prepaid expenses			(10,052)	46,624		41,788	114,581
Accounts payable			(55,513)	236,545		105,204	(436,007)
Accrued liabilities			(48,432)	(196,479)		14,373	(16,872)
Net cash used in operating activities - continuing operations			(366,482)	466,508		408,736	(166,336)
Cash Flows From Investing Activities:
Purchase of property and equipment			(12,177)	(28,791)		(25,150)	(3,831)
Net cash used in investing activities - continuing operations			(12,177)	(28,791)		(25,150)	(3,831)
Cash Flows From Financing Activities:
Proceeds from related party notes payables			1,304,996	612,030		808,418	1,089,390
Repayments of related party payable			(545,712)	(1,086,895)		(1,084,321)	(572,007)
Advances on line of credit			98,000	213,500		359,500	60,000
Payments on line of credit			(102,245)	(165,949)		(310,500)	(66,805)
Proceeds from notes payable			170,355
Principal payments of notes payable			(464,218)			(146,280)	(308,737)
Net cash provided by financing activities - continuing operations			461,176	(427,314)		(373,183)	201,841
Net Change in Cash and Cash Equivalents			82,517	10,403		10,403	31,674
Cash and Cash Equivalents, beginning of year		$ 62,898	62,898	52,495	$ 62,898	52,495	20,821
Cash and Cash Equivalents, end of period			145,415	62,898		62,898	52,495
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest			81,105	90,921		212,817	130,625
Supplemental Disclosure of Non-Cash Investing and Financing Activities
License agreements obtained with notes payable							$ 309,912